SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Composition of Shares Capital
Composition of shares capital of the Company:

	December 31, 2012		December 31, 2013
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of ILS 0.01 par value each	21,055,626	6,926,403	500,000,000	37,493,217
Preferred A shares	902,669	902,669	-	-
Preferred B shares	2,179,935	2,179,935	-	-
Preferred B1 shares	1,408,550	1,408,550	-	-
Preferred C shares	913,861	913,861	-	-
Preferred D shares	1,272,940	1,272,940	-	-
Preferred E shares	1,303,503	1,025,227	-	-

	29,037,084	14,629,585	500,000,000	37,493,217

Total Share-Based Compensation Expense
The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2011, 2012 and 2013 was comprised as follows:

	Year ended December 31,
	2011	2012	2013

Cost of revenues	$40	$105	$490
Research and development	1,939	553	3,149
Sales and marketing	222	101	1,185
General and administrative	2,532	261	2,230

Total share-based compensation expense	$4,733	$1,020	$7,054

The total equity-based compensation expense related to all of the Company's employees and non-employees consultants recognized for the years ended December 31, 2011, 2012 and 2013, was comprised as follows:

	Year ended December 31,
	2011	2012	2013

Employees	$4,692	$950	$6,573
Non-employees consultants	41	70	481

Total share-based compensation expense	$4,733	$1,020	$7,054

Schedule of Stock Options Granted to Employees Activity
A summary of the activity in options granted to employees for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2012	6,285,630	$0.60	7.82	$32,671

Granted	5,978,099	$4.44
Exercised	(1,064,689)	$0.41
Forfeited	(275,871)	$2.13

Balance as of December 31, 2013	10,923,169	$2.68	8.35	$263,982

Exercisable as of December 31, 2013	4,536,643	$0.66	7.01	$118.818

Vested and expected to vest as of December 31, 2013	10,284,516	$2.59	8.29	$249,466

Schedule of Stock Option Valuation Assumptions - Compensation to Employees
The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013

Expected volatility	65%	70%	58%-65%
Expected dividends	0%	0%	0%
Expected term (in years)	6.11	6.11	1.6-6.2
Risk free rate	1.7%-2.3%	1%-1.6%	0.2%-2.6%

Summary of Options Data
A summary of options data for the years ended December 31, 2011, 2012 and 2013, is as follows:

	Year ended December 31,
	2011	2012	2013

Weighted-average grant date fair value of options granted	$0.71	$2.17	$8.80
Total intrinsic value of the options exercised	$1,414	$723	$28,151
Total fair value of shares vested	$517	$835	$5,118

Schedule of Options Outstanding and Exercisable
The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2013:

Exercise price	Options outstanding as of December 31, 2013	Weighted average remaining contractual term	Options exercisable as of December 31, 2013	Weighted average remaining contractual term
		(years)		(years)

0.003	2,724,912	9.55	191,188	9.55
0.16	329,195	5.12	329,195	5.12
0.3	52,924	3.75	52,924	3.75
0.33	2,956,163	6.78	2,790,580	6.78
0.67	712,176	7.10	533,210	7.09
1.05	539,238	7.85	288,588	7.83
2.33	54,000	9.92	-	-
2.34	1,113,009	8.88	270,975	8.66
5.8	66,000	9.53	-	-
7.33	1,591,470	9.54	52,781	9.56
10.12	231,000	9.66	21,750	9.66
16.5	98,132	9.79	5,452	9.79
18.48	439,950	9.92	-	-
22.07	15,000	9.92	-

	10,923,169	8.35	4,536,643	7.01

Schedule Stock Options Outstanding and Exercisable to Non-Employees
The following table summarizes information about the Company's outstanding and exercisable options to purchase Ordinary shares granted to non-employees consultants as of December 31, 2013:

	Options
	outstanding		Exercisable
	as of		as of
Issuance	December 31,	Exercise	December 31,	Exercisable
date	2013	price	2013	Through

September 9, 2007	5,293	$0.30	5,293	September 9, 2017
November 21, 2008	3,570	$0.16	3,570	November 21, 2018
May 12, 2009	6,750	$0.16	6,750	May 12, 2019
January 25, 2011	33,000	$0.67	24,938	January 25, 2021
January 9, 2013	5,400	$2.34	5,400	January 9, 2023
February 13, 2013	10,000	$2.34	10,000	February 13, 2023

	64,013		55,951

Schedule of Stock Option Valuation Assumptions - Non-Employees
The following table set forth the parameters used in computation of the options compensation to non-employees consultants for the years ended December 31, 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013

Expected volatility	65%	70%	65%
Expected dividends	0%	0%	0%
Expected term (in years)	7-10	7-10	6-10
Risk free rate	1.4%-2.8%	1.8%-2.9%	0.86%-2.45%

Schedule of Restricted Stock Unit Activity
A summary of RSU activity for the year ended December 31, 2013, is as follows:

	Number of shares	Weighted average grant date fair value

Unvested as of December 31, 2012	-	$-

Granted	122,668	$16.5

Unvested as of December 31, 2013	122,668	$16.5